Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance (“PvP”) Tabular Disclosure — 2025
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our CEO and to our other NEOs and certain financial performance metrics of the Company. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

	Pay						Performance
	CEO				Average of Other NEOs		Value of $100 Initial Investment Based On:
Year (1)	SCT Total Comp - CEO	SCT Total Comp - Prior CEO	Compensation Actually Paid (2) - CEO	Compensation Actually Paid (2) - Prior CEO	SCT Total Compensation	Compensation Actually Paid (2)	Cumulative TSR	Peer Group Cumulative TSR (3)	Net Income ($M)	EPS
2025	$4,773,308	—	$5,685,935	—	$1,699,924	$1,198,870	$121	$145	$192.0	$2.76
2024		$4,977,194		$5,047,454	$1,340,034	$1,363,893	$110	$119	$180.1	$2.39
2023		$5,229,962		$1,552,612	$1,137,887	$454,110	$102	$104	$171.2	$2.24
2022		$4,745,379		$5,290,632	$1,318,402	$1,605,440	$120	$119	$155.2	$2.12
2021		$4,577,539		$3,485,983	$1,257,052	$1,082,031	$110	$118	$147.3	$2.10

(1)
The CEO in reporting years 2021-2024 was Dennis Vermillion; the current CEO for 2025 is Heather Rosentrater. The other NEOs in the 2024 reporting year were Kevin Christie, Heather Rosentrater, Gregory Hesler, and Jason Thackston. The other NEOs in the 2023 reporting year were Mark Thies (ret.), Kevin Christie, Heather Rosentrater, Jason Thackston, and Wayne Manuel. The other NEOs in the 2022 and 2021 reporting years were Mark Thies (ret.), Jason Thackston, Heather Rosentrater, and Kevin Christie.

(2)
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the SCT for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2021		2022		2023		2024		2025
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
SCT Reported Compensation	$4,577,539	$1,257,052	$4,745,379	$1,318,402	$5,229,962	$1,137,887	$4,977,194	$1,340,034	$4,773,308	$1,699,924
Deduct: SCT reported change in pension value	$(905,751)	$(170,893)	$—	$—	$(1,384,964)	$(155,884)	$(528,636)	$(142,187)	$(419,238)	$(239,668)
Add : “CAP” pension value	$6,658	$118,549	$3,813	$115,378	$804	$35,117	$422	$51,637	$62,999	$56,851
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)	$(2,728,537)	$(505,521)	$(2,854,069)	$(530,051)	$(2,653,743)	$(718,294)
Deduct : For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$—	$—	$—	$—	$(104,376)	$—	$—	$—	$—
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$1,865,542	$416,058	$2,626,495	$577,278	$1,767,071	$242,652	$3,213,321	$596,766	$3,742,943	$414,596
Add : The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(192,645)	$(63,103)	$268,274	$61,234	$(1,518,971)	$(240,617)	$(454,563)	$(77,953)	$(364,976)	$(202,047)
Add : For awards granted and vested in the same FY, the fair value as of the vesting date	$179,733	$40,100	$217,488	$63,451	$227,735	$58,177	$314,212	$58,361	$294,407	$91,436
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(197,784)	$(108,165)	$119,893	$60,392	$(183,866)	$(36,344)	$164,104	$27,739	$52,257	$37,173
Add : The dollar value of any dividend equivalents or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$139,135	$35,511	$232,446	$51,807	$143,377	$23,019	$215,470	$39,548	$197,978	$58,899
Total Compensation Actually Paid	$3,485,983	$1,082,031	$5,290,632	$1,605,440	$1,552,612	$454,110	$5,047,454	$1,363,893	$5,685,935	$1,198,870

(3)	Amounts reported in this column represent returns on an initial $100 investment in the S&P 400 Utilities Index, which we chose as peer group for purposes of the PvP table.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)
The CEO in reporting years 2021-2024 was Dennis Vermillion; the current CEO for 2025 is Heather Rosentrater. The other NEOs in the 2024 reporting year were Kevin Christie, Heather Rosentrater, Gregory Hesler, and Jason Thackston. The other NEOs in the 2023 reporting year were Mark Thies (ret.), Kevin Christie, Heather Rosentrater, Jason Thackston, and Wayne Manuel. The other NEOs in the 2022 and 2021 reporting years were Mark Thies (ret.), Jason Thackston, Heather Rosentrater, and Kevin Christie.

Peer Group Issuers, Footnote
(3)	Amounts reported in this column represent returns on an initial $100 investment in the S&P 400 Utilities Index, which we chose as peer group for purposes of the PvP table.

Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the SCT for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2021		2022		2023		2024		2025
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
SCT Reported Compensation	$4,577,539	$1,257,052	$4,745,379	$1,318,402	$5,229,962	$1,137,887	$4,977,194	$1,340,034	$4,773,308	$1,699,924
Deduct: SCT reported change in pension value	$(905,751)	$(170,893)	$—	$—	$(1,384,964)	$(155,884)	$(528,636)	$(142,187)	$(419,238)	$(239,668)
Add : “CAP” pension value	$6,658	$118,549	$3,813	$115,378	$804	$35,117	$422	$51,637	$62,999	$56,851
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)	$(2,728,537)	$(505,521)	$(2,854,069)	$(530,051)	$(2,653,743)	$(718,294)
Deduct : For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$—	$—	$—	$—	$(104,376)	$—	$—	$—	$—
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$1,865,542	$416,058	$2,626,495	$577,278	$1,767,071	$242,652	$3,213,321	$596,766	$3,742,943	$414,596
Add : The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(192,645)	$(63,103)	$268,274	$61,234	$(1,518,971)	$(240,617)	$(454,563)	$(77,953)	$(364,976)	$(202,047)
Add : For awards granted and vested in the same FY, the fair value as of the vesting date	$179,733	$40,100	$217,488	$63,451	$227,735	$58,177	$314,212	$58,361	$294,407	$91,436
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(197,784)	$(108,165)	$119,893	$60,392	$(183,866)	$(36,344)	$164,104	$27,739	$52,257	$37,173
Add : The dollar value of any dividend equivalents or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$139,135	$35,511	$232,446	$51,807	$143,377	$23,019	$215,470	$39,548	$197,978	$58,899
Total Compensation Actually Paid	$3,485,983	$1,082,031	$5,290,632	$1,605,440	$1,552,612	$454,110	$5,047,454	$1,363,893	$5,685,935	$1,198,870

Non-PEO NEO Average Total Compensation Amount	$ 1,699,924	$ 1,340,034	$ 1,137,887	$ 1,318,402	$ 1,257,052
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,198,870	1,363,893	454,110	1,605,440	1,082,031
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the SCT for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2021		2022		2023		2024		2025
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
SCT Reported Compensation	$4,577,539	$1,257,052	$4,745,379	$1,318,402	$5,229,962	$1,137,887	$4,977,194	$1,340,034	$4,773,308	$1,699,924
Deduct: SCT reported change in pension value	$(905,751)	$(170,893)	$—	$—	$(1,384,964)	$(155,884)	$(528,636)	$(142,187)	$(419,238)	$(239,668)
Add : “CAP” pension value	$6,658	$118,549	$3,813	$115,378	$804	$35,117	$422	$51,637	$62,999	$56,851
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)	$(2,728,537)	$(505,521)	$(2,854,069)	$(530,051)	$(2,653,743)	$(718,294)
Deduct : For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$—	$—	$—	$—	$(104,376)	$—	$—	$—	$—
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$1,865,542	$416,058	$2,626,495	$577,278	$1,767,071	$242,652	$3,213,321	$596,766	$3,742,943	$414,596
Add : The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(192,645)	$(63,103)	$268,274	$61,234	$(1,518,971)	$(240,617)	$(454,563)	$(77,953)	$(364,976)	$(202,047)
Add : For awards granted and vested in the same FY, the fair value as of the vesting date	$179,733	$40,100	$217,488	$63,451	$227,735	$58,177	$314,212	$58,361	$294,407	$91,436
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(197,784)	$(108,165)	$119,893	$60,392	$(183,866)	$(36,344)	$164,104	$27,739	$52,257	$37,173
Add : The dollar value of any dividend equivalents or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$139,135	$35,511	$232,446	$51,807	$143,377	$23,019	$215,470	$39,548	$197,978	$58,899
Total Compensation Actually Paid	$3,485,983	$1,082,031	$5,290,632	$1,605,440	$1,552,612	$454,110	$5,047,454	$1,363,893	$5,685,935	$1,198,870

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures Linking Avista NEO Pay to Performance — 2025
The following are the most important financial and
non-financial
performance measures, as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.

•	Earnings per Share (“EPS”)

•	3-Year Relative TSR

•	Cost Per Customer

Total Shareholder Return Amount	$ 121	110	102	120	110
Peer Group Total Shareholder Return Amount	145	119	104	119	118
Net Income (Loss)	$ 192,000,000	$ 180,100,000	$ 171,200,000	$ 155,200,000	$ 147,300,000
Company Selected Measure Amount	2.76	2.39	2.24	2.12	2.1
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share (“EPS”)
Measure:: 2
Pay vs Performance Disclosure
Name	3-Year Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Cost Per Customer
Dennis Vermillion [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,977,194	$ 5,229,962	$ 4,745,379	$ 4,577,539
PEO Actually Paid Compensation Amount		$ 5,047,454	$ 1,552,612	$ 5,290,632	$ 3,485,983
PEO Name		Dennis Vermillion	Dennis Vermillion	Dennis Vermillion	Dennis Vermillion
Heather Rosentrater [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,773,308
PEO Actually Paid Compensation Amount	$ 5,685,935
PEO Name	Heather Rosentrater
PEO | Dennis Vermillion [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,854,069)	$ (2,728,537)	$ (2,923,157)	$ (1,986,445)
PEO | Dennis Vermillion [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,213,321	1,767,071	2,626,495	1,865,542
PEO | Dennis Vermillion [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		314,212	227,735	217,488	179,733
PEO | Dennis Vermillion [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(454,563)	(1,518,971)	268,274	(192,645)
PEO | Dennis Vermillion [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		164,104	(183,866)	119,893	(197,784)
PEO | Dennis Vermillion [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		215,470	143,377	232,446	139,135
PEO | Dennis Vermillion [Member] | SCT reported change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(528,636)	(1,384,964)	0	(905,751)
PEO | Dennis Vermillion [Member] | "CAP" pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		422	804	3,813	6,658
PEO | Dennis Vermillion [Member] | For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Heather Rosentrater [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,653,743)
PEO | Heather Rosentrater [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,742,943
PEO | Heather Rosentrater [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,407
PEO | Heather Rosentrater [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,976)
PEO | Heather Rosentrater [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,257
PEO | Heather Rosentrater [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,978
PEO | Heather Rosentrater [Member] | SCT reported change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,238)
PEO | Heather Rosentrater [Member] | "CAP" pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,999
PEO | Heather Rosentrater [Member] | For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,294)	(530,051)	(505,521)	(642,502)	(443,078)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,596	596,766	242,652	577,278	416,058
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,436	58,361	58,177	63,451	40,100
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(202,047)	(77,953)	(240,617)	61,234	(63,103)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,173	27,739	(36,344)	60,392	(108,165)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,899	39,548	23,019	51,807	35,511
Non-PEO NEO | SCT reported change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,668)	(142,187)	(155,884)	0	(170,893)
Non-PEO NEO | "CAP" pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,851	51,637	35,117	115,378	118,549
Non-PEO NEO | For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (104,376)	$ 0	$ 0